Deutsche Investment Management Americas Inc.
                                   One Beacon Street
                                   Boston, MA 02108

                                   December 2, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549



RE: DWS Japan Equity Fund (the "Fund"), a series of DWS Investors Funds, Inc. (the "Corporation"); (Reg. Nos. 333-7008 and 811-08227)



Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 39 to the Corporation's Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 26, 2008.



Please direct any comments or questions on this filing to the undersigned at 617-295-2565.


                                    Very truly yours,


                                    /s/Caroline Pearson
                                    Caroline Pearson, Esq.
                                    Managing Director
                                    Deutsche Investment Management Americas Inc.


cc:      Mary Carty, Esq., Willkie Farr & Gallagher